SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total stock-based compensation expenses	$ 3,287	$ 2,307	$ 2,414
Cost of revenues
Total stock-based compensation expenses	186	84	118
Research and development expenses, net
Total stock-based compensation expenses	651	383	459
Selling and marketing expenses
Total stock-based compensation expenses	1,238	1,024	1,101
General and administrative expenses
Total stock-based compensation expenses	$ 1,212	$ 816	$ 736